FINANCIAL INCOME, NET	6 Months Ended
Jun. 30, 2016
Other Income and Expenses [Abstract]
FINANCIAL INCOME, NET
NOTE 7:	FINANCIAL INCOME, NET

	Six months ended, June 30,
	2016	2015
	Unaudited
Financial income:
Interest income on short-term bank deposits	$-	$(23)
Foreign currency adjustments gains, net	-	(59)

Total financial income	-	(82)

Financial expenses:
Foreign currency adjustments losses, net	8	-
Bank commissions	16	37
Change in fair value of warrants related to share purchase agreement	-	4

Total financial expenses	24	41

Total financial expense (income), net	$24	$(41)